HSBC Bank plc's subsidiaries, joint ventures and associates - Subsidiaries (Details)	12 Months Ended
Dec. 31, 2024
AI Nominees (UK) One Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
AI Nominees (UK) Two Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Assetfinance December (H) Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Assetfinance December (P) Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Assetfinance December (R) Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Assetfinance June (A) Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Assetfinance March (B) Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Assetfinance March (F) Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Assetfinance September (F) Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Banco Nominees (Guernsey) Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Banco Nominees 2 (Guernsey) Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Banco Nominees Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Canada Water Nominees (UK) Limited (In Liquidation)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
CCF & Partners Asset Management Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
CCF Holding (Liban) S.A.L. (In Liquidation)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	74.99%
Charterhouse Administrators ( D.T.) Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Charterhouse Management Services Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Charterhouse Pensions Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Dempar 1
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Eton Corporate Services Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Flandres Contentieux S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Foncière Elysées
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Griffin International Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
HLF
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
HSBC (BGF) Investments Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
HSBC Asset Finance (UK) Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
HSBC Asset Finance M.O.G. Holdings (UK) Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
HSBC Assurances Vie (France)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
HSBC Bank (General Partner) Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
HSBC Bank Bermuda Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
HSBC Bank Malta p.l.c
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	70.03%
HSBC Cayman Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
HSBC Cayman Services Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
HSBC Client Holdings Nominee (UK) Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
HSBC Client Nominee (Jersey) Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
HSBC Continental Europe
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	99.99%
HSBC Corporate Trustee Company (UK) Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
HSBC Custody Services (Guernsey) Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
HSBC Equity (UK) Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
HSBC Europe B.V.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
HSBC Factoring (France)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
HSBC Financial Services (Lebanon) s.a.l.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	99.83%
HSBC Global Asset Management (Bermuda) Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
HSBC Global Asset Management (Deutschland) GmbH
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
HSBC Global Asset Management (France)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
HSBC Global Asset Management (Malta) Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
HSBC Global Custody Nominee (UK) Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
HSBC Global Custody Proprietary Nominee (UK) Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
HSBC Institutional Trust Services (Bermuda) Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
HSBC Insurance Services Holdings Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
HSBC Investment Bank Holdings Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
HSBC Issuer Services Common Depositary Nominee (UK) Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
HSBC Life (UK) Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
HSBC Life Assurance (Malta) Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
HSBC LU Nominees Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
HSBC Marking Name Nominee (UK) Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
HSBC Operational Services GmbH
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
HSBC Overseas Nominee (UK) Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
HSBC PB Corporate Services 1 Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
HSBC Pension Trust (Ireland) DAC
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
HSBC PI Holdings (Mauritius) Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
HSBC Preferential LP (UK)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
HSBC Private Bank (Luxembourg) S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
HSBC Private Bank (Suisse) SA
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
HSBC Private Banking Nominee 3 (Jersey) Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
HSBC Private Equity Investments (UK) Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
HSBC Property Funds (Holding) Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
HSBC Real Estate Leasing (France)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
HSBC REIM (France)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
HSBC Securities (South Africa) (Pty) Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
HSBC Securities Services (Bermuda) Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
HSBC Securities Services (Guernsey) Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
HSBC Securities Services (Ireland) DAC
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
HSBC Securities Services (Luxembourg) S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
HSBC Securities Services Holdings (Ireland) DAC
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
HSBC Service Company Germany GmbH
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
HSBC Services (France)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
HSBC SFT (C.I.) Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
HSBC Specialist Investments Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
HSBC Transaction Services GmbH
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
HSBC Trinkaus & Burkhardt (International) S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
HSBC Trinkaus & Burkhardt Gesellschaft fur Bankbeteiligungen mbH
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
HSBC Trinkaus & Burkhardt GmbH
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
HSBC Trinkaus Family Office GmbH
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
HSBC Trinkaus Real Estate GmbH
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
HSBC Trustee (C.I.) Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
HSBC Trustee (Guernsey) Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
HSIL Investments Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
INKA Internationale Kapitalanlagegesellschaft mbH
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
James Capel (Nominees) Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
James Capel (Taiwan) Nominees Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Keyser Ullmann Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Midcorp Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Prudential Client HSBC GIS Nominee (UK) Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Republic Nominees Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
RLUKREF Nominees (UK) One Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
RLUKREF Nominees (UK) Two Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
S.A.P.C. - Ufipro Recouvrement
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	99.99%
Saf Baiyun
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Saf Guangzhou
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
SCI HSBC Assurances Immo
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
SFM
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
SFSS Nominees (Pty) Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Sico Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
SNC Les Oliviers D'Antibes
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	60.00%
SNCB/M6-2007 A
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
SNCB/M6-2007 B
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
SNCB/M6 - 2008 A
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Société Française et Suisse
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Somers Dublin DAC
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Somers Nominees (Far East) Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Sopingest
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
South Yorkshire Light Rail Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Trinkaus Europa Immobilien-Fonds Nr.3 Objekt Utrecht Verwaltungs-GmbH
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Trinkaus Immobilien-Fonds Geschaeftsfuehrungs-GmbH
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Trinkaus Immobilien-Fonds Verwaltungs-GmbH
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Trinkaus Private Equity Management GmbH
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Trinkaus Private Equity Verwaltungs GmbH
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Valeurs Mobilières Elysées
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Woodex Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
HSBC Bank | CCF & Partners Asset Management Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	99.99%
HSBC Bank | Charterhouse Administrators ( D.T.) Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	99.99%
HSBC Bank | Charterhouse Management Services Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	99.99%
HSBC Bank | Dempar 1
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	99.99%
HSBC Bank | Flandres Contentieux S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	99.99%
HSBC Bank | Foncière Elysées
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	99.99%
HSBC Bank | HLF
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	99.99%
HSBC Bank | HSBC Assurances Vie (France)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	99.99%
HSBC Bank | HSBC Bank Bermuda Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
HSBC Bank | HSBC Bank Malta p.l.c
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	70.03%
HSBC Bank | HSBC Continental Europe
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	99.99%
HSBC Bank | HSBC Factoring (France)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	99.99%
HSBC Bank | HSBC Global Asset Management (Deutschland) GmbH
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	99.99%
HSBC Bank | HSBC Global Asset Management (France)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	99.99%
HSBC Bank | HSBC Global Asset Management (Malta) Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	70.03%
HSBC Bank | HSBC Investment Bank Holdings Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
HSBC Bank | HSBC Life (UK) Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
HSBC Bank | HSBC Life Assurance (Malta) Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	70.03%
HSBC Bank | HSBC Operational Services GmbH
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	99.99%
HSBC Bank | HSBC Private Bank (Luxembourg) S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	99.99%
HSBC Bank | HSBC Private Bank (Suisse) SA
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
HSBC Bank | HSBC Real Estate Leasing (France)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	99.99%
HSBC Bank | HSBC REIM (France)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	99.99%
HSBC Bank | HSBC Service Company Germany GmbH
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	99.99%
HSBC Bank | HSBC Services (France)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	99.99%
HSBC Bank | HSBC Transaction Services GmbH
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	99.99%
HSBC Bank | HSBC Trinkaus & Burkhardt (International) S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	99.99%
HSBC Bank | HSBC Trinkaus & Burkhardt Gesellschaft fur Bankbeteiligungen mbH
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	99.99%
HSBC Bank | HSBC Trinkaus & Burkhardt GmbH
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	99.99%
HSBC Bank | HSBC Trinkaus Family Office GmbH
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	99.99%
HSBC Bank | HSBC Trinkaus Real Estate GmbH
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	99.99%
HSBC Bank | INKA Internationale Kapitalanlagegesellschaft mbH
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	99.99%
HSBC Bank | Keyser Ullmann Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	99.99%
HSBC Bank | Saf Baiyun
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	99.99%
HSBC Bank | Saf Guangzhou
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	99.99%
HSBC Bank | SCI HSBC Assurances Immo
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	99.99%
HSBC Bank | SFM
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	99.99%
HSBC Bank | SNC Les Oliviers D'Antibes
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	59.99%
HSBC Bank | SNCB/M6-2007 A
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	99.99%
HSBC Bank | SNCB/M6-2007 B
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	99.99%
HSBC Bank | SNCB/M6 - 2008 A
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	99.99%
HSBC Bank | Société Française et Suisse
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	99.99%
HSBC Bank | Somers Dublin DAC
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	99.99%
HSBC Bank | Sopingest
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	99.99%
HSBC Bank | Trinkaus Europa Immobilien-Fonds Nr.3 Objekt Utrecht Verwaltungs-GmbH
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	99.99%
HSBC Bank | Trinkaus Immobilien-Fonds Geschaeftsfuehrungs-GmbH
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	99.99%
HSBC Bank | Trinkaus Immobilien-Fonds Verwaltungs-GmbH
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	99.99%
HSBC Bank | Trinkaus Private Equity Management GmbH
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	99.99%
HSBC Bank | Trinkaus Private Equity Verwaltungs GmbH
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	99.99%
HSBC Bank | Valeurs Mobilières Elysées
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	99.99%